Cover	Mar. 25, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On March 29, 2024, OpGen, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Initial 8-K”) pursuant to which the Company reported that the board of directors of the Company (the “Board”) had elected Avraham Ben-Tzvi, David Natan, and Matthew C. McMurdo to the Board, effective as of March 25, 2024. At such time, the Board had not yet appointed such directors to any committee of the Board. Accordingly, this amendment to the Initial 8-K is solely being filed for the purpose of disclosing the appointments of such directors to certain committees of the Board. This amendment adds to and does not otherwise amend or change any other disclosure contained in the Initial 8-K.
Document Period End Date	Mar. 25, 2024
Entity File Number	001-37367
Entity Registrant Name	OpGen, Inc.
Entity Central Index Key	0001293818
Entity Tax Identification Number	06-1614015
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9717 Key West Ave
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Rockville
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20850
City Area Code	(240)
Local Phone Number	813-1260
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	OPGN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false